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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                                 Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2011 through December 31, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Fund
--------------------------------------------------------------------------------
Annual Report | December 31, 2011
--------------------------------------------------------------------------------


Ticker Symbols:
Class A   PIODX
Class B   PBODX
Class C   PCODX
Class R   PIORX
Class Y   PYODX
Class Z   PIOZX



[LOGO] PIONEER
       Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                        2

Portfolio Management Discussion                                              4

Portfolio Summary                                                            8

Prices and Distributions                                                     9

Performance Update                                                          10

Comparing Ongoing Fund Expenses                                             16

Schedule of Investments                                                     18

Financial Statements                                                        25

Notes to Financial Statements                                               35

Report of Independent Registered Public Accounting Firm                     44

Approval of Investment Advisory Agreement                                   45

Trustees, Officers and Service Providers                                    49

                                   Pioneer Fund | Annual Report | 12/31/11     1

President's Letter

Dear Shareowner,

Last year was difficult for investors, although bond investors experienced a much smoother ride than equity investors. The year was characterized by higher-than-usual volatility in the equity markets triggered by a series of major events, including the nuclear disaster in Japan, the European financial crisis, and political gridlock in Washington D.C. The Standard & Poor's 500 Index dropped 21% from its May high to its October low, only to finish the year virtually flat. The Barclays Capital Aggregate Bond Index, by contrast, was up 7.8% for the year.

As we ended 2011, some positive trends were developing in the U.S. economy. Consumption, the most important driver of economic growth, rose 2.3% in the fourth quarter, up nicely from 0.7% in the second and third quarters. Year-over-year retail sales grew 4% over the last six months of 2011, and auto sales reached their highest level of the year. There were improvements in broad economic data, including employment and rising consumer confidence. Initial jobless claims trended in the right direction, with the final weekly report of 2011 falling to a three-and-a-half year low.

While we expect moderate economic growth in the U.S. in 2012, there are still reasons for investors to remain cautious. The central issue remains Europe, which faces weak or possibly declining economic growth. The greatest risk to our outlook for 2012 is the possible contagion effects of the European sovereign-debt and banking crises. The European Union must find a comprehensive solution that includes ensuring funding for troubled sovereigns, achieving workable fiscal and economic integration, and improving labor competitiveness in southern Europe. Further setbacks in Europe could lead to further market volatility, while tangible progress could help the equity markets make up last year's lackluster results.

Pioneer's investment professionals focus on finding good opportunities to invest in both equity and bond markets using the same disciplined investment approach we have used since 1928. Our strategy is to identify undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities

2     Pioneer Fund | Annual Report | 12/31/11
globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified* and investing for the long term. The strategy has generally performed well for many investors. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

*Diversification does not assure a profit or protect against loss in a declining market.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                   Pioneer Fund | Annual Report | 12/31/11     3

Portfolio Management Discussion | 12/31/11

In the following interview, John Carey, executive vice president and head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the 12-month period ended December 31, 2011, and the performance of Pioneer Fund during the period. Mr. Carey is responsible for the day-to-day management of the Fund.

Q How would you describe the market for equities during the 12 months ended December 31, 2011, and particularly over the final six months of the period?

A The first seven months of the 12-month period ended December 31, 2011, saw an up-and-down, range-bound stock market. Then in August 2011 the market took a nose dive and continued to be weak through September. Beginning in October, the market staged a strong rebound, but for the year as a whole was little changed. The decline in August and September seemed to us peculiar, in that underlying economic and corporate fundamentals remained in satisfactory-to-good condition. The focus of traders and investors was rather on Europe and its sovereign-debt woes, and on Washington, D.C., and the U. S. government's own political disputes over budgetary imbalances. In a "headline-driven" market, it sometimes makes the most sense to sit tight, after determining that the companies whose stocks one owns are likely to stay in business and continue growing in spite of the "macroeconomic" issues. While most of the stocks in the Fund appeared to us to have those characteristics of resiliency, the market downdraft affected them, too. Indeed, with the Fund's overweights throughout the year to some of the more cyclical market sectors, including industrials, consumer cyclicals, and materials, due to our generally optimistic view of the economy, the Fund saw a number of its holdings decline even more than the broad market indices. As the fiscal year wound down, however, the lower valuations of many stocks appeared to be attracting bargain hunters, and in general the market also became less volatile.

Q How did the Fund perform in that environment during the 12 months ended December 31, 2011?

A Pioneer Fund Class A shares returned -4.59% at net asset value during the 12 months ended December 31, 2011, while the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), returned 2.09%. During the same period, the average return of the 1066 mutual funds in Lipper's Large Cap Core Funds category was -0.67%.

4     Pioneer Fund | Annual Report | 12/31/11

Q What were the primary reasons behind the underperformance of the Fund versus the S&P 500 over the 12 months ended December 31, 2011, and particularly over the final six months of the period?

A The Fund's performance was hurt most by overweights to the materials and industrials sectors, both of which underperformed the S&P 500 during the final six months of the 12-month period, and by underweights to information technology and utilities, which outperformed. More critically with regard to the Fund's benchmark-relative returns, stock selections in a number of sectors fared worse than the average performance for the sector. The Fund's selections in information technology, health care, energy, and consumer discretionary were most costly to overall performance. On the positive side, both a Fund underweight to the poorly performing financials sector and stock selection within that sector helped benchmark-relative performance.

   With respect to individual stocks, the biggest detractors from Fund returns included Rio Tinto in materials, Johnson Controls in consumer discretionary, Apache in energy, and PACCAR in industrials. The Fund's lack of investment in Apple and Google, which both performed well during the second half of the period, also hurt returns. On the plus side, overweight positions in the good relative performers Chubb, Hershey, and Target helped Fund returns.

Q Could you discuss some of the changes in stock selections that you made to the Fund's portfolio over the 12 months ended December 31, 2011, particularly over the last six months of the period?

A The last six months of the period saw four new purchases, but a dozen eliminations from the Fund's portfolio. Additionally, one of the Fund's holdings, Marathon Oil, in an effort to highlight the values of its two main businesses, split itself into a "new" Marathon Oil, which controls the former company's oil and gas exploration and production businesses (the so-called "upstream"), and Marathon Petroleum, which operates the former company's refining, marketing, and energy transporting divisions (the "downstream" and "midstream").

   The handful of additions to the Fund's portfolio included: Autoliv, a specialist in automotive safety equipment, particularly airbags and seatbelts; Macy's, a prominent operator of department stores; Canadian Imperial Bank of Commerce, a commercial and investment bank headquartered in Toronto; and Nuance Communications, a developer of voice-recognition systems for a wide variety of applications.

   The liquidations included some Fund holdings that we felt had reached adequate price targets, some stocks that had not worked out as we had anticipated, and some stocks that we felt were less attractive than other Fund holdings. Sold during the second half of the 12-month period were CSX, General Motors, Staples, Bank of America, CME Group, IntercontinentalExchange,

                                   Pioneer Fund | Annual Report | 12/31/11     5

   JPMorgan Chase, Bank of New York Mellon, Morgan Stanley, Nokia, Research In Motion, and PPL.

Q The U.S. economy showed some renewed signs of life over the final few weeks of 2011. Do you think that the improvement will continue in 2012, and what are the biggest threats to the economy as we head into the New Year?

A In fact, the U.S. economy was improving steadily throughout 2011, with gross domestic product (GDP) growth higher each quarter on a quarter-over-quarter basis. Corporate earnings were quite strong; dividend growth was impressive; and most economic indicators were improved over 2010 levels. Nonetheless, investors were skittish for most of 2011 because of the admittedly concerning stories in the press about European and U.S. fiscal challenges and the inability or unwillingness of elected political leaders to come to grips with them. While we think that the economy continues to look reasonably good as we enter 2012, we cannot dismiss the possibility that the "macro" worries will influence and affect the behavior of consumers, investors, and business managers. We also cannot ignore the geopolitical risks, especially in the Middle East and Asia, and the potential for disruption of economic activity should statesmen "miscalculate" and allow one of the various tinder-boxes in today's contentious world to ignite. So we remain positive, but we also continue to be watchful.

   Our approach in the environment in which we find ourselves today is to emphasize what we believe are financially-strong companies in the Fund's portfolio, especially companies that are well-positioned competitively and that have in the past shown an ability to make it through uncertain times. Of course, the history of a company is no guarantee of its future results, and there can even be catastrophic failures of companies that for years were paragons of profitability. One need only study the sad fate of the now bankrupt Eastman Kodak (fortunately not owned by the Fund) to realize how important it is to keep up to date on what is going on at companies. That is where our independent research comes in. At Pioneer Investments, we devote significant resources to analyzing companies and industries, though of course we cannot guarantee that we shall be successful in our analytical efforts.

   Thank you for your interest and support.

Please refer to the Schedule of Investments on pages 18-24 for a full listing of Fund securities.

6     Pioneer Fund | Annual Report | 12/31/11

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

                                   Pioneer Fund | Annual Report | 12/31/11     7

Portfolio Summary | 12/31/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                94.3%
Foreign Common Stocks                              2.9%
Depository Receipts for International Stocks       2.8%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Industrials                                       14.9%
Information Technology                            14.0%
Consumer Discretionary                            13.8%
Health Care                                       12.9%
Energy                                            12.4%
Financials                                        11.9%
Consumer Staples                                  11.3%
Materials                                          5.7%
Telecommunication Services                         1.8%
Utilities                                          1.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  Norfolk Southern Corp.                       3.30%
 2.  Chevron Corp.                                3.08
 3.  Chubb Corp.                                  2.60
 4.  John Wiley & Sons, Inc.                      2.48
 5.  Colgate-Palmolive Co.                        1.97
 6.  Johnson Controls, Inc.                       1.93
 7.  Hershey Foods Corp.                          1.90
 8.  Becton, Dickinson & Co.                      1.84
 9.  Rio Tinto Plc                                1.83
10.  PACCAR, Inc.                                 1.70

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8     Pioneer Fund | Annual Report | 12/31/11

Prices and Distributions | 12/31/11

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class                      12/31/11                   12/31/10
--------------------------------------------------------------------------------
       A                         $38.62                     $40.96
--------------------------------------------------------------------------------
       B                         $37.60                     $39.86
--------------------------------------------------------------------------------
       C                         $36.99                     $39.26
--------------------------------------------------------------------------------
       R                         $38.67                     $41.00
--------------------------------------------------------------------------------
       Y                         $38.75                     $41.09
--------------------------------------------------------------------------------
       Z                         $38.68                     $41.03
--------------------------------------------------------------------------------

Distributions per Share: 1/1/11-12/31/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     Net
                  Investment         Short-Term          Long-Term
     Class         Income          Capital Gains       Capital Gains
--------------------------------------------------------------------------------
       A           $0.4596             $ --                $ --
--------------------------------------------------------------------------------
       B           $   --              $ --                $ --
--------------------------------------------------------------------------------
       C           $0.1709             $ --                $ --
--------------------------------------------------------------------------------
       R           $0.3398             $ --                $ --
--------------------------------------------------------------------------------
       Y           $0.6047             $ --                $ --
--------------------------------------------------------------------------------
       Z           $0.5665             $ --                $ --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-15.

                                   Pioneer Fund | Annual Report | 12/31/11     9

Performance Update | 12/31/11                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2011)
--------------------------------------------------------------------------------
                                     Net Asset           Public Offering
Period                               Value (NAV)         Price (POP)
--------------------------------------------------------------------------------
10 Years                              2.61%                2.01%
5 Years                              -1.18                -2.34
1 Year                               -4.59               -10.07
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                     Gross               Net
--------------------------------------------------------------------------------
                                     1.16%               1.16%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Fund           Standard & Poor's 500 Index
12/01                  9425                  10000
12/02                  7516                   7791
12/03                  9363                  10024
12/04                 10452                  11114
12/05                 11120                  11660
12/06                 12943                  13500
12/07                 13551                  14241
12/08                  8892                   8973
12/09                 11047                  11348
12/10                 12783                  13060
12/11                 12197                  13333

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10     Pioneer Fund | Annual Report | 12/31/11

Performance Update | 12/31/11                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2011)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                               1.63%          1.63%
5 Years                               -2.20          -2.20
1 Year                                -5.67          -9.44
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                      Gross          Net
--------------------------------------------------------------------------------
                                       2.24%           2.24%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Fund           Standard & Poor's 500 Index
12/01                 10000                  10,000
12/02                  7905                   7791
12/03                  9757                  10024
12/04                 10799                  11114
12/05                 11381                  11660
12/06                 13138                  13500
12/07                 13632                  14241
12/08                  8862                   8973
12/09                 10886                  11348
12/10                 12462                  13060
12/11                 11755                  13333

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit us.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                  Pioneer Fund | Annual Report | 12/31/11     11

Performance Update | 12/31/11                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Value of $10,000 Investment

Average Annual Total Returns
(As of December 31, 2011)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                               1.81%          1.81%
5 Years                               -1.96          -1.96
1 Year                                -5.33          -5.33
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                      Gross          Net
--------------------------------------------------------------------------------
                                       1.96%          1.96%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Fund           Standard & Poor's 500 Index
12/01                 10000                  10000
12/02                  7913                   7791
12/03                  9778                  10024
12/04                 10828                  11114
12/05                 11430                  11660
12/06                 13204                  13500
12/07                 13716                  14241
12/08                  8928                   8973
12/09                 11007                  11348
12/10                 12636                  13060
12/11                 11962                  13333

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12     Pioneer Fund | Annual Report | 12/31/11

Performance Update | 12/31/11                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2011)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                               2.40%          2.40%
5 Years                               -1.40          -1.40
1 Year                                -4.85          -4.85
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                      Gross           Net
--------------------------------------------------------------------------------
                                      1.50%           1.50%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Fund           Standard & Poor's 500 Index
12/01                 10000                  10000
12/02                  7934                   7791
12/03                  9868                  10024
12/04                 11011                  11114
12/05                 11702                  11660
12/06                 13601                  13500
12/07                 14220                  14241
12/08                  9319                   8973
12/09                 11550                  11348
12/10                 13319                  13060
12/11                 12674                  13333

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                  Pioneer Fund | Annual Report | 12/31/11     13

Performance Update | 12/31/11                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2011)
--------------------------------------------------------------------------------
                                      If             If
Period                                Held           Redeemed
--------------------------------------------------------------------------------
10 Years                               3.05%          3.05%
5 Years                               -0.76          -0.76
1 Year                                -4.22          -4.22
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                      Gross          Net
--------------------------------------------------------------------------------
                                      0.74%          0.74%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                      Pioneer Fund           Standard & Poor's 500 Index
12/01                 5000000                5000000
12/02                 4004065                3895383
12/03                 5010520                5012080
12/04                 5618994                5557098
12/05                 6002949                5829796
12/06                 7015919                6749814
12/07                 7374175                7120352
12/08                 4861750                4486520
12/09                 6070509                5674186
12/10                 7052284                6530126
12/11                 6754881                6666445

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14     Pioneer Fund | Annual Report | 12/31/11

Performance Update | 12/31/11                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2011)
--------------------------------------------------------------------------------
                                      Net Asset      Public Offering
Period                                Value (NAV)    Price (POP)
--------------------------------------------------------------------------------
10 Years                               2.77%          2.77%
5 Years                               -0.87          -0.87
1 Year                                -4.34          -4.34
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2011)
--------------------------------------------------------------------------------
                                      Gross              Net
--------------------------------------------------------------------------------
                                      0.80%          0.80%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                      Pioneer Fund           Standard & Poor's 500 Index
12/31/2001            10000                  10000
12/31/2002             7974                   7791
12/31/2003             9934                  10024
12/31/2004            11089                  11114
12/31/2005            11798                  11660
12/31/2006            13732                  13500
12/31/2007            14394                  14241
12/31/2008             9491                   8973
12/31/2009            11837                  11348
12/31/2010            13742                  13060
12/31/2011            13146                  13333

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception on April 30, 2007 would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                  Pioneer Fund | Annual Report | 12/31/11     15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)   Divide your account value by $1,000
      Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from July 1, 2011 through December 31, 2011.

-----------------------------------------------------------------------------------------------------------------
Share Class                 A               B               C               R               Y               Z
-----------------------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
Value on 7/1/11
-----------------------------------------------------------------------------------------------------------------
Ending Account          $  912.84       $  907.54       $  909.15       $  911.92       $  914.72       $  913.92
Value on 12/31/11
-----------------------------------------------------------------------------------------------------------------
Expenses Paid           $    5.26       $   10.77       $    9.00       $    6.65       $    3.47       $    4.10
During Period*
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 1.09%, 2.24%, 1.87%, 1.38%, 0.72%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

16     Pioneer Fund | Annual Report | 12/31/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2011 through December 31, 2011.

-----------------------------------------------------------------------------------------------------------------
Share Class                 A               B               C               R               Y               Z
-----------------------------------------------------------------------------------------------------------------
Beginning Account       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
Value on 7/1/11
-----------------------------------------------------------------------------------------------------------------
Ending Account          $1,019.71       $1,013.91       $1,015.78       $1,018.25       $1,021.58       $1,020.92
Value on 12/31/11
-----------------------------------------------------------------------------------------------------------------
Expenses Paid           $    5.55       $   11.37       $    9.50       $    7.02       $    3.67       $    4.33
During Period*
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 1.09%, 2.24%, 1.87%, 1.38%, 0.72%, and 0.85% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                  Pioneer Fund | Annual Report | 12/31/11     17

Schedule of Investments | 12/31/11

--------------------------------------------------------------------------------
Shares                                                            Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 100.1%
               ENERGY -- 12.4%
               Coal & Consumable Fuels -- 0.3%
  472,831      Consol Energy, Inc.                                $   17,352,898
--------------------------------------------------------------------------------
               Integrated Oil & Gas -- 6.5%
1,785,710      Chevron Corp.                                      $  189,999,544
1,160,769      ConocoPhillips                                         84,585,237
  962,321      Exxon Mobil Corp.                                      81,566,328
  818,099      Hess Corp.                                             46,468,023
                                                                  --------------
                                                                  $  402,619,132
--------------------------------------------------------------------------------
               Oil & Gas Drilling -- 0.9%
  783,948      Ensco Plc (A.D.R.)                                 $   36,782,840
  344,982      Helmerich & Payne, Inc.                                20,133,150
                                                                  --------------
                                                                  $   56,915,990
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.5%
  493,900      Cameron International Corp.*                       $   24,294,941
  885,662      McDermott International, Inc.*                         10,193,970
  887,096      Schlumberger, Ltd.                                     60,597,528
                                                                  --------------
                                                                  $   95,086,439
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 2.8%
1,109,364      Apache Corp.                                       $  100,486,191
  458,333      Devon Energy Corp.                                     28,416,646
1,429,209      Marathon Oil Corp.                                     41,832,947
                                                                  --------------
                                                                  $  170,735,784
--------------------------------------------------------------------------------
               Oil & Gas Refining & Marketing -- 0.4%
  714,604      Marathon Petroleum Co.                             $   23,789,167
                                                                  --------------
               Total Energy                                       $  766,499,410
--------------------------------------------------------------------------------
               MATERIALS -- 5.7%
               Aluminum -- 0.4%
2,962,994      Alcoa, Inc.                                        $   25,629,898
--------------------------------------------------------------------------------
               Diversified Chemical -- 0.8%
1,074,838      E.I. du Pont de Nemours and Co.                    $   49,206,084
--------------------------------------------------------------------------------
               Diversified Metals & Mining -- 2.6%
1,261,647      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   46,415,993
2,330,015      Rio Tinto Plc                                         112,584,033
                                                                  --------------
                                                                  $  159,000,026
--------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 0.2%
  280,200      The Mosaic Co.*                                    $   14,130,486
--------------------------------------------------------------------------------
               Industrial Gases -- 1.0%
  741,415      Airgas, Inc.                                       $   57,889,683
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18     Pioneer Fund | Annual Report | 12/31/11

-------------------------------------------------------------------------------------
Shares                                                                 Value
-------------------------------------------------------------------------------------
               Specialty Chemicals -- 0.7%
  776,011      Ecolab, Inc.                                            $   44,861,196
                                                                       --------------
               Total Materials                                         $  350,717,373
-------------------------------------------------------------------------------------
               CAPITAL GOODS -- 9.9%
               Aerospace & Defense -- 2.5%
  709,273      General Dynamics Corp.                                  $   47,102,820
  462,571      Lockheed Martin Corp.                                       37,421,994
  977,776      United Technologies Corp.                                   71,465,648
                                                                       --------------
                                                                       $  155,990,462
-------------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 3.7%
  594,874      Caterpillar, Inc.                                       $   53,895,584
  848,968      Deere & Co.                                                 65,667,675
2,801,990      PACCAR, Inc.                                               104,990,565
                                                                       --------------
                                                                       $  224,553,824
-------------------------------------------------------------------------------------
               Electrical Components & Equipment -- 1.5%
1,104,532      Emerson Electric Co.                                    $   51,460,146
  546,155      Rockwell International Corp.                                40,071,392
                                                                       --------------
                                                                       $   91,531,538
-------------------------------------------------------------------------------------
               Industrial Conglomerates -- 1.5%
  655,662      3M Co.                                                  $   53,587,255
2,316,305      General Electric Co.                                        41,485,023
                                                                       --------------
                                                                       $   95,072,278
-------------------------------------------------------------------------------------
               Industrial Machinery -- 0.7%
  463,261      Illinois Tool Works, Inc.                               $   21,638,921
  315,362      Parker Hannifin Corp.                                       24,046,353
                                                                       --------------
                                                                       $   45,685,274
                                                                       --------------
               Total Capital Goods                                     $  612,833,376
-------------------------------------------------------------------------------------
               TRANSPORTATION -- 4.9%
               Railroads -- 4.9%
1,281,360      Canadian National Railway Co.                           $  100,663,642
2,794,709      Norfolk Southern Corp.                                     203,622,498
                                                                       --------------
                                                                       $  304,286,140
                                                                       --------------
               Total Transportation                                    $  304,286,140
-------------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 3.7%
               Auto Parts & Equipment -- 2.8%
  183,874      Autoliv, Inc.                                           $    9,835,420
  689,963      BorgWarner, Inc.*                                           43,978,242
3,802,683      Johnson Controls, Inc.                                     118,871,871
                                                                       --------------
                                                                       $  172,685,533
-------------------------------------------------------------------------------------
               Automobile Manufacturers -- 0.9%
5,008,640      Ford Motor Corp.*                                       $   53,892,966
                                                                       --------------
               Total Automobiles & Components                          $  226,578,499
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                  Pioneer Fund | Annual Report | 12/31/11     19

-----------------------------------------------------------------------------
Shares                                                         Value
-----------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 1.4%
                Apparel, Accessories & Luxury Goods -- 1.4%
  1,379,926     Coach, Inc.                                    $   84,230,683
                                                               --------------
                Total Consumer Durables & Apparel              $   84,230,683
-----------------------------------------------------------------------------
                CONSUMER SERVICES -- 0.3%
                Restaurants -- 0.3%
    276,500     Yum! Brands, Inc.                              $   16,316,265
                                                               --------------
                Total Consumer Services                        $   16,316,265
-----------------------------------------------------------------------------
                MEDIA -- 3.9%
                Publishing -- 3.9%
  3,444,296     John Wiley & Sons, Inc.+                       $  152,926,742
  1,927,262     McGraw-Hill Co., Inc.                              86,668,972
                                                               --------------
                                                               $  239,595,714
                                                               --------------
                Total Media                                    $  239,595,714
-----------------------------------------------------------------------------
                RETAILING -- 4.6%
                Department Stores -- 2.0%
    617,165     Kohl's Corp.                                   $   30,457,093
  1,001,200     Macy's, Inc.                                       32,218,616
  1,225,787     Nordstrom, Inc.                                    60,933,872
                                                               --------------
                                                               $  123,609,581
-----------------------------------------------------------------------------
                General Merchandise Stores -- 1.7%
  2,023,941     Target Corp.                                   $  103,666,258
-----------------------------------------------------------------------------
                Home Improvement Retail -- 0.9%
  2,282,004     Lowe's Companies, Inc.                         $   57,917,262
                                                               --------------
                Total Retailing                                $  285,193,101
-----------------------------------------------------------------------------
                FOOD & DRUG RETAILING -- 2.9%
                Drug Retail -- 1.5%
  2,753,571     Walgreen Co.                                   $   91,033,057
-----------------------------------------------------------------------------
                Food Distributors -- 0.8%
  1,607,560     Sysco Corp.                                    $   47,149,735
-----------------------------------------------------------------------------
                Hypermarkets & Supercenters -- 0.6%
    640,232     Wal-Mart Stores, Inc.                          $   38,260,264
                                                               --------------
                Total Food & Drug Retailing                    $  176,443,056
-----------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 5.1%
                Packaged Foods & Meats -- 5.1%
  1,797,058     General Mills, Inc.                            $   72,619,114
  1,485,146     H.J. Heinz Co., Inc.                               80,257,290
  1,897,399     Hershey Foods Corp.                               117,221,310
  1,162,588     Kraft Foods, Inc.                                  43,434,288
                                                               --------------
                                                               $  313,532,002
                                                               --------------
                Total Food, Beverage & Tobacco                 $  313,532,002
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20     Pioneer Fund | Annual Report | 12/31/11

-------------------------------------------------------------------------------
Shares                                                           Value
-------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.3%
               Household Products -- 2.3%
  298,951      Clorox Co.                                        $   19,898,179
1,317,337      Colgate-Palmolive Co.                                121,708,765
                                                                 --------------
                                                                 $  141,606,944
-------------------------------------------------------------------------------
               Personal Products -- 1.0%
  572,965      Estee Lauder Co.                                  $   64,355,429
                                                                 --------------
               Total Household & Personal Products               $  205,962,373
-------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 7.9%
               Health Care Distributors -- 0.4%
  519,744      Cardinal Health, Inc.                             $   21,106,804
-------------------------------------------------------------------------------
               Health Care Equipment -- 6.7%
  786,081      Baxter International, Inc.                        $   38,895,288
1,518,215      Becton, Dickinson & Co.                              113,441,025
  938,941      C. R. Bard, Inc.                                      80,279,456
  640,680      Covidien, Ltd.                                        28,837,007
  631,728      Medtronic, Inc.*                                      24,163,596
4,301,967      Smith & Nephew Plc                                    41,739,654
1,490,419      St. Jude Medical, Inc.                                51,121,372
  739,246      Stryker Corp.                                         36,747,919
                                                                 --------------
                                                                 $  415,225,317
-------------------------------------------------------------------------------
               Health Care Services -- 0.3%
  323,692      Medco Health Solutions, Inc.*                     $   18,094,383
-------------------------------------------------------------------------------
               Managed Health Care -- 0.5%
  613,800      United Healthcare Group, Inc.                     $   31,107,384
                                                                 --------------
               Total Health Care Equipment & Services            $  485,533,888
-------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 5.0%
               Biotechnology -- 0.8%
  724,270      Amgen, Inc.                                       $   46,505,377
-------------------------------------------------------------------------------
               Pharmaceuticals -- 4.2%
1,577,749      Abbott Laboratories, Inc.                         $   88,716,826
  825,824      Eli Lilly & Co.                                       34,321,245
1,175,000      Hospira, Inc.*                                        35,684,750
  727,027      Merck & Co., Inc.                                     27,408,918
2,759,853      Pfizer, Inc.                                          59,723,219
  379,307      Teva Pharmaceutical Industries, Ltd. (A.D.R.)         15,308,831
                                                                 --------------
                                                                 $  261,163,789
                                                                 --------------
               Total Pharmaceuticals & Biotechnology             $  307,669,166
-------------------------------------------------------------------------------
               BANKS -- 3.6%
               Diversified Banks -- 2.4%
  322,800      Canadian Imperial Bank of Commerce Corp.*         $   22,942,338
1,143,822      Comerica, Inc.                                        29,510,608
2,169,852      U.S. Bancorp                                          58,694,497

The accompanying notes are an integral part of these financial statements.

                                  Pioneer Fund | Annual Report | 12/31/11     21

-------------------------------------------------------------------------------
Shares                                                           Value
-------------------------------------------------------------------------------
                Diversified Banks -- (continued)
  1,328,869     Wells Fargo & Co.                                $   36,623,630
                                                                 --------------
                                                                 $  147,771,073
-------------------------------------------------------------------------------
                Regional Banks -- 1.2%
  2,956,985     KeyCorp                                          $   22,739,215
    941,380     PNC Bank Corp.                                       54,289,385
                                                                 --------------
                                                                 $   77,028,600
                                                                 --------------
                Total Banks                                      $  224,799,673
-------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 5.1%
                Asset Management & Custody Banks -- 4.2%
    709,676     Franklin Resources, Inc.                         $   68,171,477
  1,024,084     Northern Trust Corp.                                 40,615,171
  1,577,059     State Street Corp.                                   63,571,248
  1,492,975     T. Rowe Price Associates, Inc.                       85,024,926
                                                                 --------------
                                                                 $  257,382,822
-------------------------------------------------------------------------------
                Consumer Finance -- 0.9%
    649,157     American Express Co.                             $   30,620,736
  1,038,300     Discover Financial Services LLC                      24,919,200
                                                                 --------------
                                                                 $   55,539,936
                                                                 --------------
                Total Diversified Financials                     $  312,922,758
-------------------------------------------------------------------------------
                INSURANCE -- 3.2%
                Property & Casualty Insurance -- 3.2%
  2,314,728     Chubb Corp.                                      $  160,225,472
    591,397     The Travelers Companies, Inc.                        34,992,960
                                                                 --------------
                                                                 $  195,218,432
                                                                 --------------
                Total Insurance                                  $  195,218,432
-------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 5.2%
                Application Software -- 0.8%
  1,222,615     Adobe Systems, Inc.*                             $   34,563,326
    587,799     Nuance Communications, Inc.*                         14,789,023
                                                                 --------------
                                                                 $   49,352,349
-------------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 2.0%
  1,142,579     Automatic Data Processing, Inc.                  $   61,710,692
    694,874     DST Systems, Inc.                                    31,630,664
    543,346     Fiserv, Inc.*                                        31,916,144
                                                                 --------------
                                                                 $  125,257,500
-------------------------------------------------------------------------------
                Internet Software & Services -- 0.4%
    762,100     eBAY, Inc.*                                      $   23,114,493
-------------------------------------------------------------------------------
                IT Consulting & Other Services -- 0.8%
    287,177     IBM Corp.*                                       $   52,806,107
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22     Pioneer Fund | Annual Report | 12/31/11

-------------------------------------------------------------------------------
Shares                                                           Value
-------------------------------------------------------------------------------
                Systems Software -- 1.2%
  1,312,794     Microsoft Corp.                                  $   34,080,132
    443,548     Oracle Corp.                                         11,377,006
  1,675,300     Symantec Corp.*                                      26,218,445
                                                                 --------------
                                                                 $   71,675,583
                                                                 --------------
                Total Software & Services                        $  322,206,032
-------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 4.1%
                Communications Equipment -- 1.9%
  2,023,474     Cisco Systems, Inc.                              $   36,584,410
        772     Comverse Technology, Inc.*                                5,296
  1,730,700     Juniper Networks, Inc.*                              35,323,587
    352,021     Motorola Solutions, Inc.                             16,295,052
    492,831     Qualcomm, Inc.                                       26,957,856
                                                                 --------------
                                                                 $  115,166,201
-------------------------------------------------------------------------------
                Computer Hardware -- 0.6%
  1,310,107     Hewlett-Packard Co.                              $   33,748,356
-------------------------------------------------------------------------------
                Computer Storage & Peripherals -- 0.3%
    569,200     NETAPP, Inc.*                                    $   20,644,884
-------------------------------------------------------------------------------
                Office Electronics -- 1.3%
  1,839,097     Canon, Inc. (A.D.R.)*                            $   80,993,832
                                                                 --------------
                Total Technology Hardware & Equipment            $  250,553,273
-------------------------------------------------------------------------------
                SEMICONDUCTORS -- 4.8%
                Semiconductor Equipment -- 1.2%
  2,953,535     Applied Materials, Inc.                          $   31,632,360
    931,450     ASM Lithography Holdings NV (A.D.R.)                 38,925,296
                                                                 --------------
                                                                 $   70,557,656
-------------------------------------------------------------------------------
                Semiconductors -- 3.6%
    739,246     Altera Corp.                                     $   27,426,027
  1,675,625     Analog Devices, Inc.                                 59,953,863
  2,836,242     Intel Corp.                                          68,778,869
  2,319,755     Texas Instruments, Inc.                              67,528,068
                                                                 --------------
                                                                 $  223,686,827
                                                                 --------------
                Total Semiconductors                             $  294,244,483
-------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 1.8%
                Integrated Telecommunication Services -- 1.8%
  2,267,022     AT&T Corp.                                       $   68,554,745
  1,011,591     Verizon Communications, Inc.                         40,585,031
                                                                 --------------
                                                                 $  109,139,776
                                                                 --------------
                Total Telecommunication Services                 $  109,139,776
-------------------------------------------------------------------------------
                UTILITIES -- 1.3%
                Electric Utilities -- 0.8%
  1,075,751     Southern Co.                                     $   49,796,514
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                  Pioneer Fund | Annual Report | 12/31/11     23

---------------------------------------------------------------------------
Shares                                                      Value
---------------------------------------------------------------------------
               Multi-Utilities -- 0.5%
  931,549      Public Service Enterprise Group, Inc.        $   30,750,425
                                                            --------------
               Total Utilities                              $   80,546,939
---------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $3,777,640,873)                        $6,165,022,412
---------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 100.1%
               (Cost $3,777,640,873) (a)                    $6,165,022,412
---------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- (0.1)%       $   (4,311,528)
---------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                   $6,160,710,884
===========================================================================

*        Non-income producing security.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company. See Notes to Financial Statements --
         Note 6.

(A.D.R.) American Depositary Receipt

(a) At December 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $3,785,591,911 was as follows:

          Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost       $2,559,058,454
          Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value         (179,627,953)
                                                                  --------------
          Net unrealized gain                                     $2,379,430,501
                                                                  ==============

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2011 aggregated $637,591,886 and $919,326,660, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level
3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund's assets:

---------------------------------------------------------------------------------
                   Level 1                Level 2       Level 3    Total
---------------------------------------------------------------------------------
 Common Stocks     $6,165,022,412         $  --         $  --      $6,165,022,412
---------------------------------------------------------------------------------
 Total             $6,165,022,412         $  --         $  --      $6,165,022,412
=================================================================================

The accompanying notes are an integral part of these financial statements.

24     Pioneer Fund | Annual Report | 12/31/11

Statement of Assets and Liabilities | 12/31/11

ASSETS:
  Investment in securities of unaffiliated issuers, at value              $6,012,095,670
   (cost $3,770,004,360)
  Investment in securities of affiliated issuers, at value
   (cost $7,636,513)                                                         152,926,742
----------------------------------------------------------------------------------------
   Total investment in securities, at value (cost $3,777,640,873)         $6,165,022,412
  Cash                                                                         3,501,524
  Receivables --
   Investment securities sold                                                  8,168,446
   Fund shares sold                                                            3,622,736
   Dividends                                                                  10,956,697
   Due from Pioneer Investment Management, Inc.                                      253
  Other                                                                          132,664
----------------------------------------------------------------------------------------
     Total assets                                                         $6,191,404,732
----------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                                $   28,922,935
  Due to affiliates                                                            1,472,154
  Accrued expenses                                                               298,759
----------------------------------------------------------------------------------------
     Total liabilities                                                    $   30,693,848
----------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                         $3,961,435,595
  Undistributed net investment income                                            334,015
  Accumulated net realized loss on investments and foreign currency
   transactions                                                             (188,445,529)
  Net unrealized gain on investments                                       2,387,381,539
  Net unrealized loss on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                        5,264
----------------------------------------------------------------------------------------
     Total net assets                                                     $6,160,710,884
========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,976,835,455/102,976,194 shares)                    $        38.62
  Class B (based on $48,149,174/1,280,607 shares)                         $        37.60
  Class C (based on $147,165,794/3,978,716 shares)                        $        36.99
  Class R (based on $127,376,943/3,293,923shares)                         $        38.67
  Class Y (based on $1,860,141,335/48,003,985 shares)                     $        38.75
  Class Z (based on $1,042,183/26,945 shares)                             $        38.68
MAXIMUM OFFERING PRICE:
  Class A ($38.62 [divided by] 94.25%)                                    $        40.98
========================================================================================

The accompanying notes are an integral part of these financial statements.

                                  Pioneer Fund | Annual Report | 12/31/11     25

Statement of Operations

For the Year Ended 12/31/11

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $395,682 and
   including income from affiliated issuers of $2,617,665)      $ 146,013,894
  Interest                                                              1,345
  Income from securities loaned, net                                  630,963
--------------------------------------------------------------------------------------------------
     Total investment income                                                        $ 146,646,202
--------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                                    $  39,868,946
   Performance Adjustment                                          (2,517,895)
  Transfer agent fees and expenses
   Class A                                                          7,521,118
   Class B                                                            329,514
   Class C                                                            175,020
   Class R                                                             41,578
   Class Y                                                             94,181
   Class Z                                                              2,147
  Distribution fees
   Class A                                                         10,794,944
   Class B                                                            648,504
   Class C                                                          1,660,283
   Class R                                                            695,717
  Administrative reimbursement                                      1,941,394
  Shareholder communications expense                                5,097,614
  Custodian fees                                                      119,606
  Registration fees                                                   241,414
  Professional fees                                                   258,377
  Printing expense                                                    257,745
  Fees and expenses of nonaffiliated Trustees                         211,465
  Miscellaneous                                                       262,854
--------------------------------------------------------------------------------------------------
     Total expenses                                                                 $  67,704,526
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                         (1,232)
--------------------------------------------------------------------------------------------------
     Net expenses                                                                   $  67,703,294
--------------------------------------------------------------------------------------------------
       Net investment income                                                        $  78,942,908
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
REDEMPTIONS IN-KIND AND FOREIGN CURRENCY
TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                  $ (16,721,570)
   Redemptions in-kind                                             41,399,963
   Redemptions in kind for affiliated issuers                       2,427,181
   Class actions                                                      225,799
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                     64,564       $  27,395,937
--------------------------------------------------------------------------------------------------
  Change in net unrealized loss on:
   Investments                                                  $(414,750,344)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                      5,264       $(414,745,080)
--------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                         $(387,349,143)
--------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                              $(308,406,235)
===================================================================================================

The accompanying notes are an integral part of these financial statements.

26     Pioneer Fund | Annual Report | 12/31/11

Statement of Changes in Net Assets

---------------------------------------------------------------------------------------------------
                                                               Year Ended         Year Ended
                                                               12/31/11           12/31/10
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                          $    78,942,908    $    61,876,799
Net realized gain on investments, redemptions in-kind, class
  action and foreign currency transactions                          27,395,937        202,124,249
Change in net unrealized gain (loss) on investments               (414,745,080)       673,536,741
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                $  (308,406,235)   $   937,537,789
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.46 and $0.33 per share, respectively)           $   (48,419,246)   $   (38,467,463)
   Class C ($0.17 and $0.06 per share, respectively)                  (701,234)          (297,122)
   Class R ($0.34 and $0.21 per share, respectively)                (1,154,449)          (725,938)
   Class Y ($0.60 and $0.49 per share, respectively)               (29,572,830)       (21,184,854)
   Class Z ($0.57 and $0.48 per share, respectively)                   (13,713)            (6,284)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                        $   (79,861,472)   $   (60,681,661)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                   $   881,551,018    $ 1,157,317,477
Reinvestment of distributions                                       73,603,598         55,205,805
Redemptions in-kind                                               (105,977,026)                --
Cost of shares repurchased                                      (1,154,959,296)    (1,248,950,511)
--------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                              $  (305,781,706)   $   (36,427,229)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                       $  (694,049,413)   $   840,428,899
NET ASSETS:
Beginning of year                                                6,854,760,297      6,014,331,398
--------------------------------------------------------------------------------------------------
End of year                                                    $ 6,160,710,884    $ 6,854,760,297
--------------------------------------------------------------------------------------------------
Undistributed net investment income                            $       334,015    $     1,188,015
==================================================================================================

The accompanying notes are an integral part of these financial statements.

                                  Pioneer Fund | Annual Report | 12/31/11     27

---------------------------------------------------------------------------------------------------------
                                      '11 Shares      '11 Amount            '10 Shares       '10 Amount
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                            5,409,148     $ 219,310,870            7,486,904     $ 275,638,624
Reinvestment of distributions          1,174,755        45,231,316              967,881        35,691,809
Less shares repurchased              (14,120,589)     (568,863,180)         (18,966,991)     (696,596,173)
---------------------------------------------------------------------------------------------------------
   Net decrease                       (7,536,686)    $(304,320,994)         (10,512,206)    $(385,265,740)
=========================================================================================================
Class B
Shares sold or exchanged                  43,177     $   1,674,286               39,327     $   1,415,222
Less shares repurchased                 (833,536)      (32,699,414)          (1,155,254)      (41,199,473)
---------------------------------------------------------------------------------------------------------
   Net decrease                         (790,359)    $ (31,025,128)          (1,115,927)    $ (39,784,251)
=========================================================================================================
Class C
Shares sold                              436,126     $  16,764,683              453,858     $  15,967,018
Reinvestment of distributions             11,501           410,030                5,063           176,168
Less shares repurchased                 (991,483)      (38,092,936)          (1,155,174)      (40,485,963)
---------------------------------------------------------------------------------------------------------
   Net decrease                         (543,856)    $ (20,918,223)            (696,253)    $ (24,342,777)
=========================================================================================================
Class R
Shares sold                              834,494     $  34,096,167              818,474     $  29,837,553
Reinvestment of distributions             29,496         1,131,626               19,268           704,458
Less shares repurchased                 (928,138)      (36,683,351)            (884,544)      (32,127,622)
---------------------------------------------------------------------------------------------------------
   Net decrease                          (64,148)    $  (1,455,558)             (46,802)    $  (1,585,611)
=========================================================================================================
Class Y
Shares sold                           14,955,320     $ 609,010,824           22,906,398     $ 833,919,222
Reinvestment of distributions            691,749        26,818,158              503,819        18,629,533
Redemptions in-kind                   (2,290,645)     (105,977,026)                  --                --
Less shares repurchased              (12,318,479)     (478,433,527)         (12,138,813)     (438,213,771)
---------------------------------------------------------------------------------------------------------
   Net increase                        1,037,945     $  51,418,429           11,271,404     $ 414,334,984
=========================================================================================================
Class Z
Shares sold                               17,117     $     694,188               14,722     $     539,838
Reinvestment of distributions                325            12,468                  103             3,837
Less shares repurchased                   (4,639)         (186,888)              (9,351)         (327,509)
---------------------------------------------------------------------------------------------------------
   Net increase                           12,803     $     519,768                5,474     $     216,166
=========================================================================================================

The accompanying notes are an integral part of these financial statements.

28     Pioneer Fund | Annual Report | 12/31/11

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------
                                                            Year Ended    Year Ended   Year Ended   Year Ended    Year Ended
                                                            12/31/11      12/31/10     12/31/09     12/31/08      12/31/07
-----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                        $    40.96    $    35.72   $    29.13   $    46.32    $    48.10
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.46    $     0.35   $     0.40   $     0.45    $     0.41
 Net realized and unrealized gain (loss) on investments          (2.34)         5.22         6.59       (16.33)         1.79
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $    (1.88)   $     5.57   $     6.99   $   (15.88)   $     2.20
Distributions to shareowners:
 Net investment income                                           (0.46)        (0.33)       (0.39)       (0.45)        (0.41)
 Net realized gain                                                  --            --           --        (0.86)        (3.57)
 Tax return of capital                                              --            --        (0.01)          --            --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $    (2.34)   $     5.24   $     6.59   $   (17.19)   $    (1.78)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $    38.62    $    40.96   $    35.72   $    29.13    $    46.32
=============================================================================================================================
Total return*                                                    (4.59)%       15.72%       24.24%      (34.38)%        4.71%
Ratio of net expenses to average net assets+                      1.09%         1.16%        1.23%        1.19%         1.09%
Ratio of net investment income to average net assets+             1.11%         0.94%        1.31%        1.11%         0.81%
Portfolio turnover rate                                             10%           10%          12%          11%           10%
Net assets, end of period (in thousands)                    $3,976,835    $4,526,447   $4,323,282   $3,767,132    $6,299,615
Ratios with reduction for fees paid indirectly:
 Net expenses                                                     1.09%         1.16%        1.23%        1.18%         1.08%
 Net investment income                                            1.11%         0.94%        1.31%        1.12%         0.82%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Annual Report | 12/31/11    29

--------------------------------------------------------------------------------------------------------------------------------
                                                                  Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                  12/31/11     12/31/10     12/31/09     12/31/08     12/31/07
--------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                              $ 39.86      $ 34.82      $  28.43     $  45.11     $  46.98
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.03)     $ (0.06)     $   0.06     $   0.07     $  (0.04)
 Net realized and unrealized gain (loss) on investments             (2.23)        5.10          6.41       (15.89)        1.74
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $ (2.26)     $  5.04      $   6.47     $ (15.82)    $   1.70
Distributions to shareowners:
 Net investment income                                                 --(a)        --         (0.07)          --           --
 Net realized gain                                                     --(a)        --            --        (0.86)       (3.57)
 Tax return of capital                                                 --           --         (0.01)          --           --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $ (2.26)     $  5.04      $   6.39     $ (16.68)    $  (1.87)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 37.60      $ 39.86      $  34.82     $  28.43     $  45.11
================================================================================================================================
Total return*                                                       (5.67)%      14.47%        22.84%      (34.99)%       3.76%
Ratio of net expenses to average net assets+                         2.24%        2.24%         2.34%        2.13%        1.99%
Ratio of net investment income (loss) to average net assets+        (0.06)%      (0.14)%        0.23%        0.14%       (0.10)%
Portfolio turnover rate                                                10%          10%           12%          11%          10%
Net assets, end of period (in thousands)                          $48,149      $82,547      $110,976     $134,094     $296,491
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        2.24%        2.24%         2.34%        2.12%        1.97%
 Net investment income (loss)                                       (0.06)%      (0.14)%        0.23%        0.15%       (0.08)%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.
(a) Dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer Funds, as permitted by existing exchange privileges.

The accompanying notes are an integral part of these financial statements.

30    Pioneer Fund | Annual Report | 12/31/11

--------------------------------------------------------------------------------------------------------------------------------
                                                             Year Ended    Year Ended     Year Ended    Year Ended    Year Ended
                                                             12/31/11      12/31/10       12/31/09      12/31/08      12/31/07
--------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $  39.26      $  34.26       $  27.96      $  44.55      $  46.44
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $   0.13      $   0.05       $   0.16      $   0.13      $   0.02
 Net realized and unrealized gain (loss) on investments         (2.23)         5.01           6.31        (15.70)         1.72
--------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  (2.10)     $   5.06       $   6.47      $ (15.57)     $   1.74
Distributions to shareowners:
 Net investment income                                          (0.17)        (0.06)         (0.16)        (0.16)        (0.06)
 Net realized gain                                                 --            --             --         (0.86)        (3.57)
 Tax return of capital                                             --            --          (0.01)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (2.27)     $   5.00       $   6.30      $ (16.59)     $  (1.89)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  36.99      $  39.26       $  34.26      $  27.96      $  44.55
================================================================================================================================
Total return*                                                   (5.33)%       14.80%         23.28%       (34.91)%        3.88%
Ratio of net expenses to average net assets+                     1.87%         1.96%          1.99%         1.97%         1.88%
Ratio of net investment income to average net assets+            0.33%         0.14%          0.56%         0.32%         0.02%
Portfolio turnover rate                                            10%           10%            12%           11%           10%
Net assets, end of period (in thousands)                     $147,166      $177,540       $178,807      $169,362      $296,094
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.87%         1.96%          1.99%         1.97%         1.87%
 Net investment income                                           0.33%         0.14%          0.56%         0.32%         0.03%
================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Annual Report | 12/31/11    31

-----------------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended    Year Ended     Year Ended    Year Ended     Year Ended
                                                                12/31/11      12/31/10       12/31/09      12/31/08       12/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                            $  41.00      $  35.76       $  29.17      $  46.37       $  48.16
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                          $   0.34      $   0.22       $   0.33      $   0.40       $   0.33
 Net realized and unrealized gain (loss) on investments            (2.33)         5.23           6.58        (16.35)          1.80
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations            $  (1.99)     $   5.45       $   6.91      $ (15.95)      $   2.13
Distributions to shareowners:
 Net investment income                                             (0.34)        (0.21)         (0.31)        (0.39)         (0.35)
 Net realized gain                                                    --            --             --         (0.86)         (3.57)
 Tax return of capital                                                --            --          (0.01)           --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  (2.33)     $   5.24       $   6.59      $ (17.20)      $  (1.79)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  38.67      $  41.00       $  35.76      $  29.17       $  46.37
===================================================================================================================================
Total return*                                                      (4.85)%       15.31%         23.94%       (34.46)%         4.56%
Ratio of net expenses to average net assets+                        1.38%         1.50%          1.45%         1.32%          1.23%
Ratio of net investment income to average net assets+               0.83%         0.60%          1.07%         0.99%          0.68%
Portfolio turnover rate                                               10%           10%            12%           11%            10%
Net assets, end of period (in thousands)                        $127,377      $137,683       $121,773      $102,070       $161,311
Ratios with reduction for fees paid indirectly:
 Net expenses                                                       1.38%         1.50%          1.45%         1.32%          1.23%
 Net investment income                                              0.83%         0.60%          1.07%         0.99%          0.68%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32    Pioneer Fund | Annual Report | 12/31/11

---------------------------------------------------------------------------------------------------------------------------------
                                                             Year Ended     Year Ended     Year Ended     Year Ended   Year Ended
                                                             12/31/11       12/31/10       12/31/09       12/31/08     12/31/07
---------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $    41.09     $    35.84     $    29.22     $  46.45     $  48.23
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                       $     0.60     $     0.49     $     0.52     $   0.61     $   0.60
 Net realized and unrealized gain (loss) on investments           (2.34)          5.25           6.65       (16.35)        1.80
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $    (1.74)    $     5.74     $     7.17     $ (15.74)    $   2.40
Distributions to shareowners:
 Net investment income                                            (0.60)         (0.49)         (0.54)       (0.63)       (0.61)
 Net realized gain                                                   --             --             --        (0.86)       (3.57)
 Tax return of capital                                               --             --          (0.01)          --           --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $    (2.34)    $     5.25     $     6.62     $ (17.23)    $  (1.78)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    38.75     $    41.09     $    35.84     $  29.22     $  46.45
=================================================================================================================================
Total return*                                                     (4.22)%        16.17%         24.86%      (34.07)%       5.11%
Ratio of net expenses to average net assets+                       0.72%          0.74%          0.71%        0.74%        0.70%
Ratio of net investment income to average net assets+              1.49%          1.37%          1.72%        1.62%        1.21%
Portfolio turnover rate                                              10%            10%            12%          11%          10%
Net assets, end of period (in thousands)                     $1,860,141     $1,929,967     $1,279,182     $462,572     $487,357
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      0.72%          0.74%          0.71%        0.74%        0.70%
 Net investment income                                             1.49%          1.37%          1.72%        1.62%        1.21%
=================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Annual Report | 12/31/11    33

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Year Ended   Year Ended   Year Ended   Year Ended   4/30/07 (a)
                                                                   12/31/11     12/31/10     12/31/09     12/31/08     to 12/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                               $ 41.03      $  35.80     $  29.20     $  46.41     $ 50.61
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.50      $   0.48     $   0.48     $   0.63     $  0.42
 Net realized and unrealized gain (loss) on investments              (2.28)         5.23         6.64       (16.36)      (0.58)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $ (1.78)     $   5.71     $   7.12     $ (15.73)    $ (0.16)
Distributions to shareowners:
 Net investment income                                               (0.57)        (0.48)       (0.51)       (0.62)      (0.47)
 Net realized gain                                                      --            --           --        (0.86)      (3.57)
 Tax return of capital                                                  --            --        (0.01)          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $ (2.35)     $   5.23     $   6.60     $ (17.21)    $ (4.20)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 38.68      $  41.03     $  35.80     $  29.20     $ 46.41
===================================================================================================================================
Total return*                                                        (4.34)%       16.09%       24.72%      (34.06)%     (0.70)%(b)
Ratio of net expenses to average net assets+                          0.85%         0.80%        0.85%        0.74%       0.70%**
Ratio of net investment income to average net assets+                 1.39%         1.31%        1.68%        1.57%       1.25%**
Portfolio turnover rate                                                 10%           10%          12%          11%         10%
Net assets, end of period (in thousands)                           $ 1,042      $    580     $    310     $     58     $    92
Ratios with no waiver of fees and assumption of expenses
 by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                         0.99%         0.80%        1.03%        0.74%       0.70%**
 Net investment income                                                1.25%         1.31%        1.50%        1.57%       1.25%**
Ratios with waiver of fees and assumption of expenses
 by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                         0.85%         0.80%        0.85%        0.74%       0.70%**
 Net investment income                                                1.39%         1.31%        1.68%        1.57%       1.25%**
===================================================================================================================================

(a)  Class Z shares were first publicly offered on April 30, 2007.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34    Pioneer Fund | Annual Report | 12/31/11

Notes to Financial Statements | 12/31/11

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

                                  Pioneer Fund | Annual Report | 12/31/11     35

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At December 31, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

36     Pioneer Fund | Annual Report | 12/31/11

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of December 31, 2011.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by federal and state tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

                                  Pioneer Fund | Annual Report | 12/31/11     37

   At December 31, 2011, the Fund was permitted to carry forward $9,791,404 of short-term losses under the Regulated Investment Company Modernization Act of 2010 without limitation. Additionally, at December 31, 2011, the Fund had a net capital loss carryforward of $163,996,038 of which the following amounts will expire in 2016 and 2017, if not utilized: $890,082 in 2016 and $163,105,956 in 2017. Since unlimited losses are required to be utilized prior to losses incurred in pre-enactment tax years, pre-enactment capital loss carryforwards may be more likely to expire unused.

   The Fund has elected to defer approximately $6,707,049 of capital losses recognized between November 1, 2011 and December 31, 2011 to its fiscal year ending December 31, 2012.

   At December 31, 2011, the Fund reclassified $64,564 to increase undistributed net investment income, $43,775,997 to increase accumulated net realized loss and $43,711,433 to increase paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the years ended December 31, 2011 and December 31, 2010 was as follows:

   -----------------------------------------------------------------------------
                                              2011                         2010
   -----------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                     $79,861,472                  $60,681,661
   -----------------------------------------------------------------------------
      Total                            $79,861,472                  $60,681,661
   =============================================================================

   The following shows the components of distributable earnings on a federal income tax basis at December 31, 2011:

   -----------------------------------------------------------------------------
                                                                           2011
   -----------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                 $      334,015
   Capital loss carryforward                                       (173,787,442)
   Post-October loss deferred                                        (6,707,049)
   Net unrealized gain                                            2,379,435,765
   -----------------------------------------------------------------------------
      Total                                                      $2,199,275,289
   =============================================================================

   The difference between book-basis and tax-basis net unrealized gain is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $583,464 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2011.

38     Pioneer Fund | Annual Report | 12/31/11

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the year ended December 31, 2011, the Fund recognized gains of $225,799 in the settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

G. Risks

   At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

G. Securities Lending

   The Fund may lend securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund.

                                  Pioneer Fund | Annual Report | 12/31/11     39

   The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined. At December 31, 2011, the Fund had no securities on loan.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.55% on the excess over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the year ended December 31, 2011, the aggregate performance adjustment resulted in an decrease to the basic fee of $2,517,895. For the year ended December 31, 2011, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.56% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.47%, 1.22% and 0.85% of the average daily net assets attributable to Class A, Class Y and Class Z shares, respectively. Fees waived and expenses reimbursed during the year ended December 31, 2011 are reflected on the Statement of Operations. These expense limitations are in effect through June 1, 2012 for Class A and Class Y shares, and through May 1, 2013 for Class Z shares. Class B, Class C, and

40     Pioneer Fund | Annual Report | 12/31/11

Class R shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $178,187 in management fees, administrative costs and certain other reimbursements payable to PIM at December 31, 2011.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2011, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                             $2,396,538
 Class B                                                                 73,702
 Class C                                                                252,636
 Class R                                                                326,519
 Class Y                                                              2,047,026
 Class Z                                                                  1,193
--------------------------------------------------------------------------------
    Total                                                            $5,097,614
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,169,223 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at December 31, 2011.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the

                                  Pioneer Fund | Annual Report | 12/31/11     41
average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $124,744 in distribution fees payable to PFD at December 31, 2011.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the year ended December 31, 2011, CDSCs in the amount of $65,256 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2011, the Fund's expenses were not reduced under such arrangements.

6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2011:

--------------------------------------------------------------------------------------------------
                       Beginning                            Ending
                       Balance      Purchases    Sales      Balance     Dividend
 Affiliates            (shares)     (shares)     (shares)   (shares)    Income        Value
--------------------------------------------------------------------------------------------------
 John Wiley and Sons   3,494,400    --           50,104     3,444,296   $2,617,665    $152,926,742

42     Pioneer Fund | Annual Report | 12/31/11

7. Line of Credit Facility

As of December 31, 2011, the Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participated in a $165 million committed, unsecured revolving line of credit facility. Borrowings were used solely for temporary or emergency purposes. The Fund was permitted to borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings was payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds paid an annual commitment fee for this facility. The commitment fee was allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended December 31, 2011, the Fund had no borrowings under this agreement.

8. Additional Disclosures about Derivative Instruments and Hedging Activities

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2011 was as follows:

--------------------------------------------------------------------------------------------
                                        Location of                           Realized
Derivatives Not Accounted               Gain or (Loss) On                     Gain or (Loss)
for as Hedging Instruments              Derivatives                           on Derivatives
Under Accounting Standards              Recognized                            Recognized in
Codification (ASC) 815                  in Income                             Income
--------------------------------------------------------------------------------------------
Forward Foreign Currency Contracts      Net realized loss on forward
                                        foreign currency contracts and
                                        other assets and liabilities
                                        denominated in foreign currencies     $ (95,543)
--------------------------------------------------------------------------------------------

                                  Pioneer Fund | Annual Report | 12/31/11     43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Fund (the "Fund"), as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                        /s/Ernst & Young LLP
Boston, Massachusetts
February 22, 2012

44     Pioneer Fund | Annual Report | 12/31/11

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2011 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2011, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2011 and September 2011. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2011 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 29, 2011, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees also considered the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex. In addition, the Trustees considered PIM's plans to increase resources in its investment management function and other enhancements to PIM's advisory capabilities.

                                  Pioneer Fund | Annual Report | 12/31/11     45

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2011 and in the third quintile of its Morningstar category for the three and five year periods ended June 30, 2011. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2011 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees noted that the Fund's management fee was adjusted upward or downward based on the Fund's performance and considered the impact of the Fund's performance on the fee. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2011 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees considered the small size of the Fund's Strategic Insight peer group. They also considered that the Fund's

46     Pioneer Fund | Annual Report | 12/31/11
expense ratio was eight basis points higher than the median expense ratio of its peer group and that only twelve basis points separated the 80th and 20th percentiles. The Trustees also compared the expense ratio of the Fund with the funds in the Fund's Morningstar peer group, which was comprised of a greater number of funds than the Strategic Insight peer group, and noted that the Fund's expense ratio for the twelve months ended June 30, 2011 was in the third quintile relative to its Morningstar category. The Trustees considered the contractual expense limitation agreed to by PIM with respect to the Fund.

The Trustees reviewed gross and net management fees charged by PIM to its institutional and other clients, including publicly offered European funds, U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and to its other clients and considered the differences in management fees and profit margins for PIM's Fund and non-Fund services. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and the other client accounts. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

                                  Pioneer Fund | Annual Report | 12/31/11     47

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, rarely identifiable on a Fund-by-Fund basis, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

48     Pioneer Fund | Annual Report | 12/31/11

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed on the following pages, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 55 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

                                  Pioneer Fund | Annual Report | 12/31/11     49

Interested Trustees

                             Position Held            Length of Service
 Name and Age               with the Fund            and Term of Office
John F. Cogan, Jr. (85)*    Chairman of the Board,   Trustee since 1982.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (53)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

Interested Trustees
--------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
--------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (85)*    Non-Executive Chairman and a director of Pioneer Investment        None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin) (until October, 2011);
                            President and a director of Pioneer Alternative Investment Man-
                            agement (Bermuda) Limited and affiliated funds; Deputy Chair-
                            man and a director of Pioneer Global Asset Management S.p.A.
                            ("PGAM") (until April 2010); Director of PIOGLOBAL Real Estate
                            Investment Fund (Russia) (until June 2006); Director of Nano-C,
                            Inc. (since 2003); Director of Cole Management Inc. (2004 -
                            2011); Director of Fiduciary Counseling, Inc. (until December
                            2001); President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer Funds;
                            and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
--------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (53)*   Director, CEO and President of PIM-USA (since February 2007);      None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice Presi-
                            dent of all of the Pioneer Funds (since March 2007); Director of
                            PGAM (2007 - 2010); Head of New Europe Division, PGAM
                            (2000 - 2005); and Head of New Markets Division, PGAM
                            (2005 - 2007)
--------------------------------------------------------------------------------------------------------------------
*  Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

50    Pioneer Fund | Annual Report | 12/31/11

Independent Trustees

--------------------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
--------------------------------------------------------------------------------
David R. Bock (68)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (63)    Trustee          Trustee since 1997.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.

Independent Trustees

--------------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age         Principal Occupation                                                   Held by this Trustee
--------------------------------------------------------------------------------------------------------------------------
David R. Bock (68)   Managing Partner, Federal City Capital Advisors (corporate advi-       Director of Enterprise Com-
                     sory services company) (1997 - 2004 and 2008 - present);               munity Investment, Inc.
                     Interim Chief Executive Officer, Oxford Analytica, Inc. (privately     (privately held affordable
                     held research and consulting company) (2010); Executive Vice           housing finance company)
                     President and Chief Financial Officer, I-trax, Inc. (publicly traded   (1985 - 2010); Director of
                     health care services company) (2004 - 2007); and Executive             Oxford Analytica, Inc.
                     Vice President and Chief Financial Officer, Pedestal Inc. (internet-   (2008 - present); Director
                     based mortgage trading company) (2000 - 2002)                          of The Swiss Helvetia Fund,
                                                                                            Inc. (closed-end fund)
                                                                                            (2010 - present); and
                                                                                            Director of New York Mort-
                                                                                            gage Trust (publicly traded
                                                                                            mortgage REIT) (2004 -
                                                                                            2009, 2012 - present)
--------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (63)    Chairman, Bush International, LLC (international financial advi-       Director of Marriott Interna-
                     sory firm) (1991 - present); Senior Managing Director, Brock           tional, Inc. (2008 -
                     Capital Group, LLC (strategic business advisors) (2010 -               present); Director of Dis-
                     present); Managing Director, Federal Housing Finance Board             cover Financial Services
                     (oversight of Federal Home Loan Bank system) (1989 - 1991);            (credit card issuer and elec-
                     Vice President and Head of International Finance, Federal              tronic payment services)
                     National Mortgage Association (1988 - 1989); U.S. Alternate            (2007 - present); Former
                     Executive Director, International Monetary Fund (1984 - 1988);         Director of Briggs & Stratton
                     Executive Assistant to Deputy Secretary of the U.S. Treasury, U.S.     Co. (engine manufacturer)
                     Treasury Department (1982 - 1984); and Vice President and              (2004 - 2009); Former
                     Team Leader in Corporate Banking, Bankers Trust Co. (1976 -            Director of UAL Corporation
                     1982)                                                                  (airline holding company)
                                                                                            (2006 - 2010); Director of
                                                                                            ManTech International

                                   Pioneer Fund | Annual Report | 12/31/11    51

--------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service                                Other Directorships
Name and Age               with the Fund   and Term of Office      Principal Occupation     Held by this Trustee
--------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                    Corporation (national secu-
                                                                                            rity, defense, and intelli-
                                                                                            gence technology firm)
                                                                                            (2006 - present); Member,
                                                                                            Board of Governors, Invest-
                                                                                            ment Company Institute
                                                                                            (2007 - present); Member,
                                                                                            Board of Governors, Inde-
                                                                                            pendent Directors Council
                                                                                            (2007 - present) Former
                                                                                            Director of Brady Corpora-
                                                                                            tion (2000 - 2007); Former
                                                                                            Director of Mortgage Guar-
                                                                                            anty Insurance Corporation
                                                                                            (1991 - 2006); Former
                                                                                            Director of Millennium
                                                                                            Chemicals, Inc. (commodity
                                                                                            chemicals) (2002 - 2005);
                                                                                            Former Director, R.J. Rey-
                                                                                            nolds Tobacco Holdings,
                                                                                            Inc. (tobacco) (1999 -
                                                                                            2005); and Former Director
                                                                                            of Texaco, Inc. (1997 -
                                                                                            2001)
--------------------------------------------------------------------------------------------------------------------------

52    Pioneer Fund | Annual Report | 12/31/11

--------------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------------
Benjamin M. Friedman (67)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (64)   Trustee         Trustee since 1990.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (61)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (63)    Trustee         Trustee since 1982.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
----------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (67)   William Joseph Maier Professor of Political Economy, Harvard       Trustee, Mellon Institutional
                            University (1972 - present)                                        Funds Investment Trust and
                                                                                               Mellon Institutional Funds
                                                                                               Master Portfolio (oversaw
                                                                                               17 portfolios in fund com-
                                                                                               plex) (1989 - 2008)
----------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (64)   Founding Director, Vice President and Corporate Secretary, The     None
                            Winthrop Group, Inc. (consulting firm) (1982 - present); Desau-
                            tels Faculty of Management, McGill University (1999 - present);
                            and Manager of Research Operations and Organizational Learn-
                            ing, Xerox PARC, Xerox's Advance Research Center (1990 -
                            1994)
----------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (61)        Chairman and Chief Executive Officer, Quadriserv, Inc. (technol-   Director, Broadridge Finan-
                            ogy products for securities lending industry) (2008 - present);    cial Solutions, Inc. (investor
                            private investor (2004 - 2008); and Senior Executive Vice Presi-   communications and securi-
                            dent, The Bank of New York (financial and securities services)     ties processing provider for
                            (1986 - 2004)                                                      financial services industry)
                                                                                               (2009 - present); and
                                                                                               Director, Quadriserv, Inc.
                                                                                               (2005 - present)
----------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (63)    President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                            Inc. (investment banking firm) (1981 - present)                    High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company) (2004 - present);
                                                                                               and member, Board of Gov-
                                                                                               ernors, Investment Company
                                                                                               Institute (2000 - 2006)
----------------------------------------------------------------------------------------------------------------------------

                                   Pioneer Fund | Annual Report | 12/31/11    53

Fund Officers

--------------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
--------------------------------------------------------------------------------
Christopher J. Kelley (47)   Secretary             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Carol B. Hannigan (50)       Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Thomas Reyes (49)            Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Mark E. Bradley (52)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Gary Sullivan (53)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

Fund Officers

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation                                                Held by this Officer
-----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (47)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
-----------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (50)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
-----------------------------------------------------------------------------------------------------------------------
Thomas Reyes (49)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
-----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (52)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; Treasurer of all of the Pioneer Funds
                             since March 2008; Deputy Treasurer of Pioneer from March 2004 to February 2008; and Assistant Treasurer of all of the Pioneer
                             Funds from March 2004 to February 2008
-----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (46)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (53)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------

54    Pioneer Fund | Annual Report | 12/31/11

--------------------------------------------------------------------------------
                        Position Held              Length of Service
Name and Age            with the Fund              and Term of Office
--------------------------------------------------------------------------------
David F. Johnson (32)   Assistant Treasurer        Since 2009. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Jean M. Bradley (59)    Chief Compliance Officer   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation                                                Held by this Officer
------------------------------------------------------------------------------------------------------------------
David F. Johnson (32)   Fund Administration Manager -- Fund Accounting, Administration      None
                        and Controllership Services since November 2008; Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; and
                        Client Service Manager -- Institutional Investor Services at State
                        Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (59)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
------------------------------------------------------------------------------------------------------------------

                                   Pioneer Fund | Annual Report | 12/31/11    55

                           This page for your notes.




56     Pioneer Fund | Annual Report | 12/31/11

                           This page for your notes.




                                  Pioneer Fund | Annual Report | 12/31/11     57

                           This page for your notes.




58     Pioneer Fund | Annual Report | 12/31/11

                           This page for your notes.





                                  Pioneer Fund | Annual Report | 12/31/11     59

                           This page for your notes.





60     Pioneer Fund | Annual Report | 12/31/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $38,686 in 2011 and $38,686 in 2010.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended December 31, 2011 and 2010.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2011 and $8,290 in 2010.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended December 31, 2011 and 2010.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2011 and 2010, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2011 and $8,290 in 2010.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2012


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date February 29, 2012

* Print the name and title of each signing officer under his or her signature.